Shareholders' Equity (Summary Of Options Outstanding Separated Into Ranges Of Exercise Prices) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, Number of options	1,452,821	1,728,106	1,076,750
Options outstanding, Weighted average exercise price per share	$ 163.30	$ 156.66	$ 131.37
121.42 - 216.32
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, Number of options	1,452,821
Options outstanding, Weighted average remaining contractual life (years)	2 years 7 months 20 days
Options outstanding, Weighted average exercise price per share	$ 163.30
Exercise price, Lower limit	121.42
Exercise price, Upper limit	$ 216.32